TRAVELERS LIFE & ANNUITY CORPORATE OWNED
                                           VARIABLE UNIVERSAL LIFE INSURANCE III
                                               SUPPLEMENT DATED JULY 15, 2002 TO
                                                THE PROSPECTUS DATED MAY 1, 2002


The following Investment Option is added to the "Summary of Features" subsection of the "Prospectus Summary" section:

LARGE CAP
Dreyfus Stock Index Fund - Initial Shares

The following information supplements and revises the information in the "Underlying Fund Fees" subsection of the "Prospectus Summary" section:

                                           MANAGEMENT    DISTRIBUTION                      TOTAL ANNUAL
                                              FEE           AND/OR                           OPERATING
                                             (AFTER        SERVICE      OTHER EXPENSES        EXPENSES
FUNDING                                     EXPENSE          FEES       (AFTER EXPENSE     (AFTER EXPENSE
OPTIONS:                                  REIMBURSEMENT) (12b-1 FEES)   REIMBURSEMENT)     REIMBURSEMENT)
---------------                           -------------  -------------  ---------------  ------------------
Dreyfus Stock Index Fund -- Initial
     Shares............................      0.25%            --            0.01%               0.26%
DELAWARE VIP TRUST
   VIP REIT Series.....................      0.71%            --            0.14%               0.85%(3)
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class I
     Shares............................      0.31%**          --            0.02%               0.33%(10)

**The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On June 24, 2002, the shareholders of the Greenwich Street Fund:
Equity Index Portfolio approved a new Investment Advisory Agreement, which became effective immediately after the shareholder meeting. Under the new agreement, the management fee increased by 0.10%. Finally, the fund's Management eliminated the voluntary fee cap of 0.30%.

NOTES

(10) There were no fees waived or expenses reimbursed for these funds in 2001. Smith Barney Fund Management received an administrative fee, which is reflected in the management fee column.

 The following information supplements and revises the information in "The Investment Options" table:

         FUNDING                           INVESTMENT                         INVESTMENT
         OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------  ----------------------------------------  -------------------------
Dreyfus Stock Index Fund -   The fund seeks to match the total         The Dreyfus Corporation
Initial Shares               return of the Standard & Poor's 500       Subadviser: Mellon Equity
                             Composite Stock Price Index. To           Associates
                             pursue this goal, the fund
                             generally invests in all 500
                             stocks in the S&P 500 in proportion
                             to their weighting in the index.

GREENWICH STREET SERIES
     FUND
   Fundamental Value         Seeks long-term capital growth with       SBFM
     Portfolio               current income as a secondary
                             objective.
JANUS ASPEN SERIES
   Global Technology         Under normal circumstances, invests at    Janus Capital
     Portfolio - Service     least 80% of its net assets in
     Shares                  securities of companies that the
                             manager believes will benefit
                             significantly from advances or
                             improvements in technology. This
                             policy is implemented by investing
                             primarily in

         FUNDING                           INVESTMENT                         INVESTMENT
         OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------  ----------------------------------------  -----------------------
                             equity securities of U.S. and
                             foreign companies selected for their
                             growth potential.

The following table replaces the one found in the "Example of Policy Charges" section:

                                                   TOTAL MONTHLY DEDUCTION
                                                     FOR THE POLICY YEAR
                                -------------------------------------------------------------
                                                COST OF                                PER
  POLICY       CUMULATIVE         SALES        INSURANCE       ADMINISTRATIVE         $1,000
   YEAR         PREMIUMS          LOAD          CHARGES            CHARGES             LOAD
---------     ------------      ---------     ------------     ----------------      --------
     1           $25,000          $2,500          $356               $60               $524
     2           $50,000          $2,500          $494               $60               $524
     3           $75,000          $2,000          $609               $60               $524
     5          $125,000          $2,000          $612               $60               $524
    10          $175,000               0          $961               $60               $524

The following information replaces similar information in the "Illustrations" section:

After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of -1.03%, 4.97% and 10.97%, respectively on a current basis for years 1-25; and to approximate net annual rates of -0.88%; 5.12%; 11.12% thereafter. On a guaranteed basis the annual gross investment rates of 0%, 6.0% and 12% correspond to approximate net annual rates of -1.58%; 4.42% and 10.42% in all years.


                                    COLI III
                       $25,000 ANNUAL PREMIUM FOR 7 YEARS
             $436,577 SPECIFIED AMOUNT, CASH VALUE ACCUMULATION TEST
                    MALE GUARANTEED ISSUE/NON-TOBACCO AGE 45
                     DEATH BENEFIT OPTION 1, CURRENT VALUES

                        0% HYPOTHETICAL            6% HYPOTHETICAL               12% HYPOTHETICAL
                  --------------------------  --------------------------  -------------------------------
         PREMIUM
 POLICY  PLUS 5%  CONTRACT SURRENDER  DEATH   CONTRACT SURRENDER  DEATH    CONTRACT   SURRENDER    DEATH
  YEAR  INTEREST   VALUE    VALUE    BENEFIT   VALUE     VALUE   BENEFIT    VALUE       VALUE     BENEFIT
------- --------  -------- --------- -------  -------- --------  -------  ---------  ---------- ---------
1.......  26,250   21,333   23,833   436,577   22,653    25,153  436,577     23,974     26,474    436,577
2.......  53,813   42,305   46,805   436,577   46,289    50,789  436,577     50,433     54,933    436,577
3.......  82,753   63,433   68,683   436,577   71,505    76,755  436,577     80,233     85,483    436,577
4....... 113,141   84,266   88,666   436,577   97,905   102,305  436,577    113,246    117,646    436,577
5....... 145,048  104,926  108,676   436,577  125,673   129,423  436,577    149,954    153,704    436,577
6....... 178,550  125,320  127,570   436,577  154,791   157,041  436,577    190,659    192,909    465,538
7....... 213,728  145,483  146,358   436,577  185,363   186,238  439,660    235,636    236,511    558,904
8....... 224,414  142,602  142,602   436,577  193,259   193,259  445,447    259,904    259,904    599,060
9....... 235,635  139,661  139,661   436,577  201,483   201,483  451,491    286,686    286,686    642,417
10...... 247,417  136,633  136,633   436,577  210,028   210,028  457,763    316,210    316,210    689,188
11...... 259,787  133,237  133,237   436,577  218,681   218,681  463,792    348,391    348,391    738,889
12...... 272,777  129,649  129,649   436,577  227,602   227,602  469,925    383,721    383,721    792,259
13...... 286,416  125,820  125,820   436,577  236,776   236,776  476,110    422,452    422,452    849,470
14...... 300,736  121,734  121,734   436,577  246,212   246,212  482,359    464,909    464,909    910,812
15...... 315,773  117,373  117,373   436,577  255,922   255,922  488,690    511,443    511,443    976,611
16...... 331,562  112,520  112,520   436,577  265,774   265,774  494,867    562,136    562,136  1,046,685
17...... 348,140  107,336  107,336   436,577  275,914   275,914  501,195    617,658    617,658  1,121,968
18...... 365,547  101,781  101,781   436,577  286,345   286,345  507,703    678,446    678,446  1,202,913

19...... 383,824   95,811   95,811   436,577  297,072   297,072  514,416    744,972    744,972  1,290,009
20...... 403,015   89,370   89,370   436,577  308,095   308,095  521,349    817,741    817,741  1,383,759
21...... 423,166   82,342   82,342   436,577  319,592   319,592  528,793    896,852    896,852  1,483,918
22...... 444,325   75,103   75,103   436,577  331,639   331,639  536,832    983,971    983,971  1,592,779
23...... 466,541   67,144   67,144   436,577  343,981   343,981  545,021  1,079,057  1,079,057  1,709,712
24...... 489,868   58,361   58,361   436,577  356,616   356,616  553,346  1,182,776  1,182,776  1,835,261
25...... 514,361   48,634   48,634   436,577  369,541   369,541  561,816  1,295,852  1,295,852  1,970,091
26...... 540,079   42,076   42,076   436,577  385,359   385,359  574,346  1,428,613  1,428,613  2,129,231
27...... 567,083   34,865   34,865   436,577  401,749   401,749  587,374  1,574,562  1,574,562  2,302,078
28...... 595,437   26,926   26,926   436,577  418,729   418,729  600,983  1,734,974  1,734,974  2,490,129
29...... 625,209   18,162   18,162   436,577  436,314   436,314  615,244  1,911,226  1,911,226  2,695,010
30...... 656,470    8,454    8,454   436,577  454,511   454,511  656,107  2,104,799  2,104,799  3,038,370

                                    COLI III
                       $25,000 ANNUAL PREMIUM FOR 7 YEARS
             $436,577 SPECIFIED AMOUNT, CASH VALUE ACCUMULATION TEST
                    MALE GUARANTEED ISSUE/NON-TOBACCO AGE 45
                    DEATH BENEFIT OPTION 1, GUARANTEED VALUES

                        0% HYPOTHETICAL            6% HYPOTHETICAL               12% HYPOTHETICAL
                  --------------------------  --------------------------  -------------------------------
         PREMIUM
 POLICY  PLUS 5%  CONTRACT SURRENDER  DEATH   CONTRACT SURRENDER  DEATH    CONTRACT   SURRENDER    DEATH
  YEAR  INTEREST   VALUE    VALUE    BENEFIT   VALUE     VALUE   BENEFIT    VALUE       VALUE     BENEFIT
------- --------  -------- --------- -------  -------- --------  -------  ---------  ---------- ---------
1.......  26,250   19,066   19,066   436,577   20,304    20,304  436,577     21,544     21,544    436,577
2.......  53,813   37,765   37,765   436,577   41,448    41,448  436,577     45,284     45,284    436,577
3.......  82,753   56,110   56,110   436,577   63,484    63,484  436,577     71,473     71,473    436,577
4....... 113,141   74,107   74,107   436,577   86,462    86,462  436,577    100,393    100,393    436,577
5....... 145,048   91,759   91,759   436,577  110,435   110,435  436,577    132,357    132,357    436,577
6....... 178,550  109,070  109,070   436,577  135,463   135,463  436,577    167,724    167,724    436,577
7....... 213,728  126,035  126,035   436,577  161,601   161,601  436,577    206,580    206,580    489,984
8....... 224,414  120,822  120,822   436,577  165,758   165,758  436,577    224,899    224,899    518,376
9....... 235,635  115,394  115,394   436,577  169,914   169,914  436,577    244,787    244,787    548,527
10...... 247,417  109,718  109,718   436,577  174,053   174,053  436,577    266,360    266,360    580,538
11...... 259,787  103,762  103,762   436,577  178,163   178,163  436,577    289,749    289,749    614,517
12...... 272,777   97,494   97,494   436,577  182,233   182,233  436,577    315,100    315,100    650,579
13...... 286,416   90,884   90,884   436,577  186,256   186,256  436,577    342,572    342,572    688,846
14...... 300,736   83,892   83,892   436,577  190,217   190,217  436,577    372,333    372,333    729,444
15...... 315,773   76,466   76,466   436,577  194,098   194,098  436,577    404,556    404,556    772,509
16...... 331,562   68,537   68,537   436,577  197,868   197,868  436,577    439,414    439,414    818,181
17...... 348,140   60,013   60,013   436,577  201,487   201,487  436,577    477,077    477,077    866,605
18...... 365,547   50,787   50,787   436,577  204,906   204,906  436,577    517,718    517,718    917,936
19...... 383,824   40,739   40,739   436,577  208,075   208,075  436,577    561,516    561,516    972,332
20...... 403,015   29,735   29,735   436,577  210,937   210,937  436,577    608,663    608,663  1,029,963
21...... 423,166   18,171   18,171   436,577  213,989   213,989  436,577    659,932    659,932  1,091,915
22...... 444,325    5,387    5,387   436,577  216,675   216,675  436,577    715,071    715,071  1,157,504
23...... 466,541        0        0         0  218,946   218,946  436,577    774,360    774,360  1,226,935
24...... 489,868        0        0         0  220,735   220,735  436,577    838,084    838,084  1,300,417
25...... 514,361        0        0         0  221,942   221,942  436,577    906,506    906,506  1,378,165
26...... 540,079        0        0         0  222,432   222,432  436,577    979,858    979,858  1,460,398
27...... 567,083        0        0         0  222,025   222,025  436,577  1,058,339  1,058,339  1,547,337
28...... 595,437        0        0         0  220,493   220,493  436,577  1,142,099  1,142,099  1,639,203
29...... 625,209        0        0         0  217,558   217,558  436,577  1,231,281  1,231,281  1,736,223
30...... 656,470        0        0         0  212,909   212,909  436,577  1,326,080  1,326,080  1,914,255

                                    COLI III
                       $28,631 ANNUAL PREMIUM FOR 7 YEARS
                $500,000 SPECIFIED AMOUNT, GUIDELINE PREMIUM TEST
                    MALE GUARANTEED ISSUE/NON-TOBACCO AGE 45
                     DEATH BENEFIT OPTION 2, CURRENT VALUES

                        0% HYPOTHETICAL            6% HYPOTHETICAL               12% HYPOTHETICAL
                  --------------------------  --------------------------  -------------------------------
         PREMIUM
 POLICY  PLUS 5%  CONTRACT SURRENDER  DEATH   CONTRACT SURRENDER  DEATH    CONTRACT   SURRENDER    DEATH
  YEAR  INTEREST   VALUE    VALUE    BENEFIT   VALUE     VALUE   BENEFIT    VALUE       VALUE     BENEFIT
------- --------  -------- --------- -------  -------- --------  -------  ---------  ---------- ---------
1.......   30,063   24,418   27,281  524,418   25,929    28,792  525,929     27,441     30,304    527,441
2.......   61,628   48,383   53,537  548,383   52,939    58,092  552,939     57,677     62,830    557,677
3.......   94,772   72,466   78,479  572,466   81,683    87,696  581,683     91,650     97,663    591,650
4.......  129,573   96,142  101,181  596,142  111,692   116,731  611,692    129,181    134,220    629,181
5.......  166,115  119,573  123,868  619,573  143,191   147,486  643,191    170,829    175,124    670,829
6.......  204,483  142,613  145,190  642,613  176,102   178,679  676,102    216,886    219,463    716,886
7.......  244,770  165,298  166,300  665,298  210,527   211,529  710,527    267,871    268,873    767,871
8.......  287,071  161,567  161,567  661,567  218,896   218,896  718,896    295,098    295,098    795,098
9.......  331,487  157,737  157,737  657,737  227,540   227,540  727,540    325,167    325,167    825,167
10......  378,124  153,764  153,764  653,764  236,424   236,424  736,424    358,339    358,339    858,339
11......  427,092  149,189  149,189  649,189  245,087   245,087  745,087    394,469    394,469    894,469
12......  478,509  144,315  144,315  644,315  253,824   253,824  753,824    434,195    434,195    934,195
13......  532,497  139,072  139,072  639,072  262,563   262,563  762,563    477,834    477,834    977,834
14......  589,185  133,449  133,449  633,449  271,289   271,289  771,289    525,801    525,801  1,025,801
15......  648,707  127,430  127,430  627,430  279,981   279,981  779,981    578,549    578,549  1,078,549
16......  711,205  120,695  120,695  620,695  288,302   288,302  788,302    636,261    636,261  1,136,261
17......  776,827  113,519  113,519  613,519  296,511   296,511  796,511    699,763    699,763  1,199,763
18......  845,731  105,862  105,862  605,862  304,557   304,557  804,557    769,647    769,647  1,269,647
19......  918,080   97,684   97,684  597,684  312,385   312,385  812,385    846,564    846,564  1,346,564
20......  994,047   88,932   88,932  588,932  319,923   319,923  819,923    931,226    931,226  1,431,226
21......1,073,812   79,324   79,324  579,324  326,863   326,863  826,863  1,024,183  1,024,183  1,524,183
22......1,157,565   69,592   69,592  569,592  333,918   333,918  833,918  1,127,108  1,127,108  1,627,108
23......1,245,506   59,056   59,056  559,056  340,394   340,394  840,394  1,240,376  1,240,376  1,740,376
24......1,337,844   47,632   47,632  547,632  346,166   346,166  846,166  1,365,026  1,365,026  1,865,026
25......1,434,798   35,234   35,234  535,234  351,101   351,101  851,101  1,502,210  1,502,210  2,002,210
26......1,536,601   27,099   27,099  527,099  361,015   361,015  861,015  1,661,010  1,661,010  2,161,010
27......1,643,493   18,277   18,277  518,277  370,657   370,657  870,657  1,836,680  1,836,680  2,336,680
28......1,755,731    8,714    8,714  508,714  379,950   379,950  879,950  2,031,036  2,031,036  2,531,036
29......1,873,580        0        0        0  388,800   388,800  888,800  2,246,081  2,246,081  2,746,081
30......1,997,321        0        0        0  397,090   397,090  897,090  2,484,023  2,484,023  2,984,023

                                    COLI III
                       $28,631 ANNUAL PREMIUM FOR 7 YEARS
                $500,000 SPECIFIED AMOUNT, GUIDELINE PREMIUM TEST
                    MALE GUARANTEED ISSUE/NON-TOBACCO AGE 45
                    DEATH BENEFIT OPTION 2, GUARANTEED VALUES

                        0% HYPOTHETICAL            6% HYPOTHETICAL               12% HYPOTHETICAL
                  --------------------------  --------------------------  -------------------------------
         PREMIUM
 POLICY  PLUS 5%  CONTRACT SURRENDER  DEATH   CONTRACT SURRENDER  DEATH    CONTRACT   SURRENDER    DEATH
  YEAR  INTEREST   VALUE    VALUE    BENEFIT   VALUE     VALUE   BENEFIT    VALUE       VALUE     BENEFIT
------- --------  -------- --------- -------  -------- --------  -------  ---------  ---------- ---------
1.......   30,063   21,742   21,742  521,742    23,154    23,154  523,154     24,567     24,567    524,567
2.......   61,628   42,946   42,946  542,946    47,131    47,131  547,131     51,489     51,489    551,489
3.......   94,772   63,613   63,613  563,613    71,959    71,959  571,959     81,000     81,000    581,000
4.......  129,573   83,735   83,735  583,735    97,658    97,658  597,658    113,353    113,353    613,353
5.......  166,115  103,297  103,297  603,297   124,244   124,244  624,244    148,820    148,820    648,820
6.......  204,483  122,281  122,281  622,281   151,728   151,728  651,728    187,698    187,698    687,698
7.......  244,770  140,653  140,653  640,653   180,104   180,104  680,104    230,294    230,294    730,294
8.......  287,071  133,589  133,589  633,589   183,066   183,066  683,066    249,139    249,139    749,139
9.......  331,487  126,238  126,238  626,238   185,748   185,748  685,748    269,524    269,524    769,524
10......  378,124  118,565  118,565  618,565   188,097   188,097  688,097    291,568    291,568    791,568
11......  427,092  110,539  110,539  610,539   190,060   190,060  690,060    315,405    315,405    815,405
12......  478,509  102,136  102,136  602,136   191,590   191,590  691,590    341,192    341,192    841,192
13......  532,497   93,331   93,331  593,331   192,636   192,636  692,636    369,099    369,099    869,099
14......  589,185   84,095   84,095  584,095   193,140   193,140  693,140    399,310    399,310    899,310
15......  648,707   74,383   74,383  574,383   193,026   193,026  693,026    432,010    432,010    932,010
16......  711,205   64,132   64,132  564,132   192,193   192,193  692,193    467,385    467,385    967,385
17......  776,827   53,260   53,260  553,260   190,516   190,516  690,516    505,616    505,616  1,005,616
18......  845,731   41,674   41,674  541,674   187,851   187,851  687,851    546,895    546,895  1,046,895
19......  918,080   29,278   29,278  529,278   184,044   184,044  684,044    591,425    591,425  1,091,425
20......  994,047   15,976   15,976  515,976   178,933   178,933  678,933    639,431    639,431  1,139,431
21......1,073,812    2,289    2,289  502,289   172,984   172,984  672,984    691,816    691,816  1,191,816
22......1,157,565        0        0        0   165,459   165,459  665,459    748,317    748,317  1,248,317
23......1,245,506        0        0        0   156,206   156,206  656,206    809,278    809,278  1,309,278
24......1,337,844        0        0        0   145,039   145,039  645,039    875,055    875,055  1,375,055
25......1,434,798        0        0        0   131,710   131,710  631,710    945,986    945,986  1,445,986
26......1,536,601        0        0        0   115,907   115,907  615,907  1,022,385  1,022,385  1,522,385
27......1,643,493        0        0        0    97,248    97,248  597,248  1,104,548  1,104,548  1,604,548
28......1,755,731        0        0        0    75,280    75,280  575,280  1,192,747  1,192,747  1,692,747
29......1,873,580        0        0        0    49,519    49,519  549,519  1,287,268  1,287,268  1,787,268
30......1,997,321        0        0        0    19,509    19,509  519,509  1,388,483  1,388,483  1,888,483

The following information supplements the "Performance Information" section that is included in Appendix A.

                      TRAVELERS CORPORATE VARIABLE LIFE III
                   PERFORMANCE UPDATE AS OF DECEMBER 31, 2001

                                                                            AVERAGE ANNUAL RETURNS
                                                                   ----------------------------------------
                              INCEPTION  MONTHLY QUARTERLY   YTD                      5     10
INVESTMENT OPTION                DATE    RETURN   RETURN   RETURN   1 YEAR  3 YEAR  YEAR   YEAR   INCEPTION
-----------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund -
   Initial Shares............ 09/29/89    0.76%   10.38%  -12.81%  -12.84%  -2.06%  9.56% 11.64%    11.47%











L-12978                                                            July 15, 2002